Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY
	March 31, 2022	December 31, 2021
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$240,669	$256,683

	December 31, 2021	December 31, 2020
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$256,683	$2,008,802